Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
12.	Related Party Transactions –

The Company leases two properties from an officer of the Company and another related party under operating leases, one that extends through October, 2016 requiring monthly lease payments of $1,680 and one that extends through June, 2015 requiring monthly lease payments of $1,200.

On August 31, 2011, the Company entered into two operating leases for property owned by Ladary, Inc.  Ladary, which acquired the two properties in foreclosure sales, is a corporation partially owned by the Chief Executive Officer of the Company, two directors and two employees of the management company that manages the Company’s largest shareholder.  The new leases, one of which replaced an earlier lease that the Company had entered into with the prior landlord, have four-year terms, require aggregate monthly rental payments of $6,000, and are on terms and conditions substantially similar to those contained in the replaced leases.

On October 18, 2011 the Company entered into a long-term Promissory Note with River City Equity, Inc. River City Equity, Inc. is a related party due to the relationship of one of its minority shareholders to the Company’s CEO. Terms of the note are for up to $2,000,000 of principal to be loaned at a rate of 12% with interest payable on a monthly basis. The note matures and all accrued and unpaid interest and the unpaid principal is due and payable on September 30, 2013. The note includes a prepayment penalty and terms providing a security interest, under certain circumstances, in substantially all assets of the Company.

Mr. Richard Miller is the Company’s Board Chairman. Mr. Miller provides management consulting services to the Company in addition to his services as Chairman of the Board. In accordance with the consulting agreement, his compensation is $100,000 per year. He was paid $100,000 and $75,000 in 2011 and 2010, respectively, under this consulting agreement.

Rent expense to related parties for 2011 and 2010 was approximately $57,000 and $33,000, respectively.

Interest expense for 2011 and 2010 on the related party notes payable was approximately $139,000 and $176,000, respectively.

At the time of executing the credit facility with WERCS, the CEO was a non-controlling and non-affiliate (under 10%) shareholder of WERCS. As of December 31, 2010, the CEO was no longer a shareholder of WERCS.